Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments and risk management
Schedule of categories of financial assets and liabilities

The Company’s financial assets and liabilities are shown below:

	December 31,
	2019	2018	2017
Financial assets
Cash and cash equivalents	$18,662,765	17,901,845	16,112,268
Investment in securities at fair value through profit or loss	186,284	550,068	1,127,841
Investment in securities at fair value through other comprehensive income	315,761	—	—
Investments in life insurance	65,545	66,177	64,629
Accounts receivable	2,523,092	2,444,013	2,599,208
Due from related parties	13,674	99	326
Other long-term receivables	173,488	171,222	162,337
Derivative financial instruments	18,098	6,570	—

Financial liabilities
Current and non-current financial debt	$(4,928,607)	(5,037,600)	(5,249,024)
Trade payables, sundry creditors and expenses payable	(4,491,171)	(4,593,344)	(4,163,443)
Current and non-current lease liabilities	(803,050)	—	—
Due to related parties	(76,704)	(147,514)	(55,252)
Derivative financial instruments	—	—	(6,821)

Schedule of credit risk exposure

The carrying amount of financial assets represents the maximum credit exposure, which as of the reporting date is as follows:

	December 31,
	2019	2018	2017
Cash and cash equivalents	$18,662,765	17,901,845	16,112,268
Investments in securities at fair value through profit or loss	186,284	550,068	1,127,841
Investment in securities at fair value through other comprehensive income	315,761	—	—
Investments in life insurance	65,545	66,177	64,629
Accounts receivable net of guarantees received	2,046,754	1,986,102	2,143,390
Derivative financial instruments	18,098	6,570	—
	$21,295,207	20,510,762	19,448,128

Schedule of maturity analysis for derivative financial liabilities

	December 31, 2019
	Less than 1
	year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$4,491,171	—	—
Due to related parties	76,704	—	—
Lease liabilities	149,538	598,040	55,472
Financial debt, maturities at variable rates
In U.S. dollars	2,831,191	—	—
In pesos	609,208	1,488,208	—
Interest	134,535	207,643	—
Total financial liabilities	$8,292,347	2,293,891	55,472

	December 31, 2018
	Less than 1
	year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$4,593,344	—	—
Due to related parties	147,514	—	—
Financial debt, maturities at variable rates
In U.S. dollars	2,757,459	—	—
In pesos	735,334	44,014	1,500,793
Interest	145,860	270,977	79,719
Total financial liabilities	$8,379,511	314,991	1,580,512

	December 31, 2017
	Less than 1
	year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$4,163,443	—	—
Due to related parties	55,252	—	—
Derivative financial instruments	6,821	—
Financial debt, maturities at variable rates
In U.S. dollars	2,752,400	—	—
In pesos	942,651	53,973	1,500,000
Interest	162,785	244,484	203,840
Total financial liabilities	$8,083,352	298,457	1,703,840

Schedule of foreign currency position

Below is the foreign currency position that the Company has as of December 31, 2019, 2018 and 2017.

	December 31,
	2019		2018		2017
		Mexican		Mexican		Mexican
	Dollars	Pesos	Dollars	Pesos	Dollars	Pesos
Assets
Cash and cash equivalents	$569,569	10,759,165	384,119	7,555,616	325,493	6,399,186
Investment in securities at fair value through profit or loss	4,576	86,447	19,447	382,519	29,212	574,312
Investment in securities at fair value through other comprehensive income	16,716	315,761	—	—	—	—
Accounts receivable	2,160	40,809	252	4,950	1,915	37,640
Total assets	593,021	11,202,182	403,818	7,943,085	356,619	7,011,138

Liabilities
Trade accounts payable	(120,699)	(2,280,003)	(194,701)	(3,829,765)	(154,858)	(3,044,515)
Financial debt	(149,878)	(2,831,191)	(140,186)	(2,757,459)	(140,000)	(2,752,400)
Lease liabilities	(7,635)	(144,224)	—	—	—	—
Total Liabilities	(278,212)	(5,255,418)	(334,887)	(6,587,224)	(294,858)	(5,796,915)
Net asset position	$314,809	5,946,764	68,931	1,355,861	61,761	1,214,223

Schedule of detail of exchange rates

The following is a detail of exchange rates effective during the fiscal year:

				Spot exchange rate at
	Average exchange rate			December 31,
	2019	2018	2017	2019	2018	2017
Dollars	$19.25	19.23	18.91	18.89	19.67	19.66

Schedule of financial instruments at fair value

e)   Financial instruments at fair value

The amounts of accounts payable and accounts receivable approximate their fair value because of their nature and short-term maturities.

The table below summarizes the fair value of the financial instruments that are recognized at amortized cost, together with the carrying amount included in the consolidated statement of financial position:

Liabilities
recorded at	Carrying	Fair	Carrying	Fair	Carrying	Fair
amortized cost	amount	value	amount	value	amount	value
	2019		2018		2017
Financial debt	$4,928,607	4,952,445	5,037,600	5,037,688	5,249,024	5,255,932

Schedule of fair value of financial instruments

The following table summarizes financial instruments carried at fair value:

	Level 1	Level 2	Level 3	Total
As of December 31, 2019
Investment in securities at fair value through profit or loss	$186,284	—	—	186,284
Investment in securities at fair value through other comprehensive income	315,761	—	—	315,761
Derivative financial instruments	—	18,098	—	18,098
	$502,045	18,098	—	520,143

	Level 1	Level 2	Level 3	Total
As of December 31, 2018
Investment in securities at fair value through profit or loss	$550,068	—	—	550,068
Derivative financial instruments	—	6,570	—	6,570
	$550,068	6,570	—	556,638

	Level 1	Level 2	Level 3	Total
As of December 31, 2017
Investment in securities at fair value through profit or loss	$969,309	158,532	—	1,127,841
Derivative financial instruments	—	(6,821)	—	(6,821)
	$969,309	151,711	—	1,121,020

Schedule of fair value measurements related to financial liabilities

Information regarding the hierarchy of fair value measurements related to financial liabilities that are not carried at fair value, but for which disclosures are required, is summarized below:

	Level 1	Level 2	Level 3	Total
As of December 31, 2019
Financial debt - bank institutions	$—	(3,455,810)	—	(3,455,810)
Financial debt – debt securities	(1,496,635)	—	—	(1,496,635)
	$(1,496,635)	(3,455,810)	—	(4,952,445)

	Level 1	Level 2	Level 3	Total
As of December 31, 2018
Financial debt - bank institutions	$—	(3,536,895)	—	(3,536,895)
Financial debt – debt securities	(1,500,793)	—	—	(1,500,793)
	$(1,500,793)	(3,536,895)	—	(5,037,688)

	Level 1	Level 2	Level 3	Total
As of December 31, 2017
Financial debt - bank institutions	$—	(3,749,024)	—	(3,749,024)
Financial debt – debt securities	(1,506,908)	—	—	(1,506,908)
	$(1,506,908)	(3,749,024)	—	(5,255,932)

Schedule of sensitivity analysis for types of risks

The following table shows the Company’s sensitivity to an increase and decrease of 15% for 2019, 2018 and 2017 in the “bushell” price of corn and short ton price of soybeans.

	Effect of Increase			Effect of Decrease
	2019	2018	2017	2019	2018	2017
(Loss) profit for the year	$(121,762)	(2,665)	(16,094)	$100,490	105	21,229

ii.   Interest rate risk

As described in Note 18, the Company has financial debt denominated in pesos and dollars, which bear interest at variable rates based on TIIE and LIBOR, respectively.

The following table shows the Company’s sensitivity to an increase and decrease of 50 basis points for 2019, 2018 and 2017, in the variable rates to which the Company is exposed.

	Effect of Increase			Effect of Decrease
	2019	2018	2017	2019	2018	2017
Loss (profit) for the year	$24,465	30,192	43,485	$(24,465)	(30,192)	(43,485)

iii.   Exchange risk

As of December 31, 2019, 2018 and 2017, the Company’s net monetary liability position in foreign currency was $  5,946,764,  $1,355,861 and $1,214,223, respectively.

The following table shows the Company’s sensitivity of an increase and decrease of 30% for 2019 and 10% for 2018 and 2017, in exchange rate, which would have an effect in the result from foreign currency position.

	Effect of Increase			Effect of Decrease
	2019	2018	2017	2019	2018	2017
Loss (profit) for the year	$(1,784,045)	(135,586)	(121,422)	$1,784,045	135,586	121,422